Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 16:-	SUBSEQUENT EVENTS

a.	Between March and April 2019 few of the CLA August 2017 holders converted additional portion of their converted notes to ordinary shares, refer to Note 8c. for additional information.

b.	Between January and April 2019 several existing investors provided the Company convertible loans in an amount aggregated to $200,000, the Company also granted them warrants to purchase ordinary shares for an aggregate purchase price of $1,000,000, the terms of those convertible loans and the associated warrants are the same as provided to the CLA November 2018 and CLA December 2018.

c.	Between March and April 2019, the holder of the CLA October 2018 provided additional $1,000,000 on the account of the Additional Loan Amount, refer to Note 8f. for additional information.